Warrant liabilities	12 Months Ended
Dec. 31, 2025
Warrant Liabilities
Warrant liabilities
9.	Warrant liabilities

Under IFRS, certain warrants are treated as a derivative liability because these were denominated in currencies other than the Company’s functional currency of Canadian dollars and, accordingly, the Company was not able to demonstrate that it met the “fixed for fixed” criterion per IAS 32, Financial Instruments: Presentation. As a result, at the statement of financial position date, these warrants issued as part of a unit private placement must be recorded at their fair value.

On September 29, 2025, the Company obtained shareholder approval for the amendment to the exercise prices of various CDI options from AUD to CAD, with the effective date being January 2, 2025. No changes were made to the number of instruments, expiry dates, or other terms. As a result of the amendment, the “fixed for fixed” criteria per IAS 32 would be met, therefore certain CDI options were fair valued using the value of the equity instrument at January 2, 2025 as required by IFRIC 19, Extinguishing Financial Liabilities with Equity Instruments and transferred to equity.

The Company uses the Black-Scholes Option Pricing Model to measure the fair value of warrant liabilities, wherein the Company’s trading price is the main driver for calculating the resulting amount. The revaluation of this derivative liability arising from an increase in share price from $1.36 per common share at December 31, 2024, to $12.07 per common share at December 31, 2025, has resulted in the recognition of a loss for the year ended December 31, 2025 of $29,337 (year ended December 31, 2024 - $2,032) in the statement of operations and comprehensive loss.

Changes in the balance of the warrant liabilities for the year ended December 31, 2025 and 2024 are summarized as follows:

	December 31, 2025	December 31, 2024
Balance, beginning of year	$5,154	$958
CDI options issued	2,500	2,164
CDI options exercised	(31,251)	-
CDI options reclassified to equity	(3,802)	-
Fair value revaluation on exercise of CDI options	8,336	-
Fair value revaluation on amendment of exercise price	(36,828)	-
Fair value revaluation on CDI options at end of year	57,829	2,032
Balance, end of year	$1,938	$5,154

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

The fair value of the warrants outstanding was estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	December 31, 2025	December 31, 2024
Stock price	$12.07	$0.91
Exercise price	$1.72	$0.72
Expected life	2.07 yrs	1.99 yrs
Risk-free interest rate	2.58%	2.93%
Expected volatility	89.07%	53.23%
Expected dividends	nil	nil